Investments in subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Investments in subsidiaries
12	Investments in subsidiaries
The following list contains only the particulars of subsidiaries which principally affected the results, assets or liabilities of the Group. The class of shares held is ordinary unless otherwise stated.

Name of company	Place of incorporation and business	Particulars of issued and paid up capital/ registered capital	Group’s effective interest	Held by a subsidiary	Principal activity
Prenetics Pte. Ltd.	Singapore	SGD10	100%	100%	Provision of services to Group companies
Prenetics EMEA Limited	United Kingdom	GBP76,765.81	100%	100%	Genetic and diagnostic health testing
Prenetics Innovation Labs Private Limited	India	INR500,000	100%	100%	Provision of services to Group companies
Oxsed Limited (note 32)	United Kingdom	GBP1	100%	100%	Genetic and diagnostic health testing and R&D services